Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2012
Contingencies [Abstract]
Schedule of Outstanding Commitments [Table Text Block]

	September 30
	2012	2010
	(In thousands)
Commitments to originate loans, expiring in three months or less	$839	$6,819
Commitments under homeowners' equity lending program	6,633	8,172
Commitments under overdraft protection and commercial lines of credit	4,143	4,078

Total	$11,615	$19,069